Product revenues, net (Tables)	9 Months Ended
Sep. 30, 2022
Revenue From Contracts With Customers [Abstract]
Disclosure Of Detailed Information About Sales Adjustments Explanatory
The table below provides a rollforward of the Company’s accruals related to the GTN sales adjustments for the three and nine months ended September 30, 2022 and September 30, 2021.

	Three months ended September 30,		Nine months ended September 30,
(in KUSD)	2022	2021	2022	2021
Beginning balance	3,464	730	2,590	—
GTN sales adjustments for current year sales	3,706	2,081	10,403	2,833
GTN sales adjustments for prior year sales	(253)	—	(358)	—
Credits, payments and reclassifications to Accounts payable	(3,624)	(84)	(9,342)	(106)
Ending balance as of September 30,	3,293	2,727	3,293	2,727

Disclosure Of Detailed Information About Sales Adjustment Included In the Balance Sheets
The table below provides the classification of the accruals related to the GTN sales adjustment included in the Company’s unaudited condensed consolidated interim balance sheet as of September 30, 2022 and December 31, 2021.

(in KUSD)	As of September 30, 2022	As of December 31, 2021
Accounts receivable, net	1,414	1,204
Other current liabilities	1,879	1,386
	3,293	2,590